Senior Secured Convertible Note - Schedule of detailed information about extinguishment of debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Senior Secured Convertible Note [Abstract]
Carrying value of Senior secured convertible note pre-amendment	$ 259,981
Fair value of common shares and share rights issued on amendment	(17,900)
Transaction costs	(12,987)
Fair value of Amended senior secured convertible note	(208,560)
Net gain on extinguishment of debt	$ 20,534	$ 0